Share-based Payments - Schedule of Movements in Non-vested Shares Under Informal Share Option Arrangements (Details) - Informal Share Option Arrangements	12 Months Ended
	Sep. 30, 2024 shares $ / shares	Sep. 30, 2023 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of non-vested share options, Beginning balance	8,735	193,750
Number of non-vested share options, Granted		73,250
Number of non-vested share options, vested	(6,239)	(237,188)
Number of non-vested share options, cancelled and forfeited	(713)	(10,000)
Number of non-vested share options, Adjustment at business combination		(9,078)
Number of non-vested share options, Vested after business combination		(800)
Number of non-vested share options, Cancelled and forfeited after the Business Combination		(1,199)
Number of non-vested share options, Ending balance	1,783	8,735
Weighted average fair value at grant date, Beginning balance | $ / shares	$ 21.8	$ 4.88
Weighted average fair value at grant date, Granted | $ / shares		12.92
Weighted average fair value at grant date, Vested | $ / shares	21.82	7.01
Weighted average fair value at grant date, Cancelled and Forfeited | $ / shares	17.64	10.06
Weighted average fair value at grant date, Vested after business combination | $ / shares		18
Weighted average fair value at grant date, Cancelled and forfeited after the business combination | $ / shares		17.68
Weighted average fair value at grant date, Ending balance | $ / shares	$ 19.15	$ 21.8